Discontinued operations - Disclosure of Credit Quality of Gross Positions Reinsurance Assets Relating to Discontinued Operations (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	€ 21,184	€ 20,992
Discontinued operations [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	79
AA [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	2,156	9,084
AA [member] | Discontinued operations [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	22
A [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	18,105	11,087
A [member] | Discontinued operations [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	55
Not rated [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	917	€ 813
Not rated [member] | Discontinued operations [member]
Disclosure Of Credit Quality Of Gross Positions Reinsurance Assets Relating to Discontinued Operations [Line Items]
Rated credit exposures	€ 1